Employee Benefit Plan	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Employee Benefit Plan

Note 12 – Employee Benefit Plan

The Company maintains a defined contribution benefit plan under section 401(k) of the Internal Revenue Code covering substantially all qualified employees of the Company (the “401(k) Plan”). Under the 401(k) Plan, the Company matches 100% up to a 3% contribution, and 50% over a 3% contribution, up to a maximum of 5%.

During the years ended December 31, 2020 and 2019, the Company made matching contributions to the 401(k) Plan of $19,571 and $20,420, respectively.